Financial instruments (FI) - Assets measured at fair value on recurring basis (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and Due from Banks	SFr 115	SFr 212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	81,818	77,498
Securities received as collateral	41,696	38,074
Trading assets	132,203	156,334
Investment securities	2,911	2,191
Other investments	2,434	3,506
Loans	14,873	15,307
Other intangible assets (mortgage servicing rights), at fair value	163	158
Other assets	7,263	9,018
Netting impact	(110,100)	(128,800)
Total assets at fair value, measured at net asset value per share	2,220	2,908
Recurring basis
Assets
Cash and Due from Banks	115	212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	81,818	77,498
Securities received as collateral	41,696	38,074
Trading assets	132,203	156,334
Trading assets, measured at net asset value per share	1,126	1,053
Investment securities	2,911	2,191
Other investments	2,434	3,506
Other investments, measured at net asset value per share	1,104	1,864
Loans	14,873	15,307
Loans - of which commercial and industrial	5,925	5,644
Loans - of which financial institutions	5,555	6,370
Loans - of which real estate	661
Other intangible assets (mortgage servicing rights), at fair value	163	158
Other assets	7,263	9,018
Other assets - of which loans held-for-sale	5,473	7,150
Netting impact	(110,131)	(128,756)
Total assets at fair value	283,476	302,298
Total assets at fair value, measured at net asset value per share	2,230	2,917
Recurring basis | Private equity
Assets
Other investments		380
Other investments, measured at net asset value per share		351
Recurring basis | Private equity - of which equity funds
Assets
Other investments		163
Other investments, measured at net asset value per share		141
Recurring basis | Hedge funds
Assets
Other investments		391
Other investments, measured at net asset value per share		391
Recurring basis | Hedge funds - of which debt funds
Assets
Other investments		239
Other investments, measured at net asset value per share		239
Recurring basis | Other equity investments
Assets
Other investments		1,427
Other investments, measured at net asset value per share		1,122
Recurring basis | Other equity investments - of which private
Assets
Other investments		1,420
Other investments, measured at net asset value per share		1,122
Recurring basis | Life finance instruments
Assets
Other investments	1,067	1,308
Recurring basis | Debt securities
Assets
Securities received as collateral		1,378
Trading assets	62,135	72,765
Trading assets, measured at net asset value per share	12
Investment securities		2,066
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	28,321	34,087
Investment securities		1,236
Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral		726
Trading assets	9,322	11,822
Trading assets, measured at net asset value per share	12
Investment securities		238
Recurring basis | Debt securities | RMBS
Assets
Trading assets	19,921	21,719
Investment securities		207
Recurring basis | Debt securities | CMBS
Assets
Trading assets		2,517
Investment securities		173
Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets		2,381
Recurring basis | Equity securities
Assets
Securities received as collateral		36,696
Trading assets	46,463	55,722
Trading assets, measured at net asset value per share	1,114	1,053
Investment securities		125
Recurring basis | Derivative instruments
Assets
Trading assets	18,312	19,621
Netting impact	(109,927)	(128,592)
Recurring basis | Trading assets
Assets
Netting impact	(109,927)	(128,592)
Recurring basis | Other
Assets
Trading assets	5,293	8,226
Recurring basis | Other assets
Assets
Netting impact	(204)	(164)
Level 1 | Recurring basis
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	37,962	36,697
Trading assets	76,124	87,352
Investment securities	2	250
Other investments	14	25
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Loans - of which real estate	0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	117	101
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	114,219	124,425
Level 1 | Recurring basis | Private equity
Assets
Other investments		0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets
Other investments		0
Level 1 | Recurring basis | Hedge funds
Assets
Other investments		0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments		0
Level 1 | Recurring basis | Other equity investments
Assets
Other investments		25
Level 1 | Recurring basis | Other equity investments - of which private
Assets
Other investments		18
Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets
Securities received as collateral		576
Trading assets	23,726	29,828
Investment securities		244
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	23,547	29,561
Investment securities		97
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral		0
Trading assets	66	179
Investment securities		0
Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0	0
Investment securities		0
Level 1 | Recurring basis | Debt securities | CMBS
Assets
Trading assets		0
Investment securities		0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets		0
Level 1 | Recurring basis | Equity securities
Assets
Securities received as collateral		36,121
Trading assets	42,758	51,025
Investment securities		6
Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	7,999	3,577
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	3,557	1,219
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	25	19
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	4,415	2,338
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0	0
Level 1 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	1
Level 1 | Recurring basis | Other
Assets
Trading assets	1,641	2,922
Level 2 | Recurring basis
Assets
Cash and Due from Banks	115	212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	81,818	77,498
Securities received as collateral	3,704	1,331
Trading assets	156,066	187,767
Investment securities	2,743	1,899
Other investments	7	16
Loans	10,549	10,777
Loans - of which commercial and industrial	3,976	3,437
Loans - of which financial institutions	4,164	4,890
Loans - of which real estate	146
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	5,807	7,570
Other assets - of which loans held-for-sale	4,238	5,800
Total assets at fair value	260,809	287,070
Level 2 | Recurring basis | Private equity
Assets
Other investments		0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets
Other investments		0
Level 2 | Recurring basis | Hedge funds
Assets
Other investments		0
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments		0
Level 2 | Recurring basis | Other equity investments
Assets
Other investments		9
Level 2 | Recurring basis | Other equity investments - of which private
Assets
Other investments		9
Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	0	7
Level 2 | Recurring basis | Debt securities
Assets
Securities received as collateral		802
Trading assets	36,321	40,645
Investment securities		1,780
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	4,542	4,256
Investment securities		1,139
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral		726
Trading assets	7,984	10,231
Investment securities		238
Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	19,652	21,399
Investment securities		167
Level 2 | Recurring basis | Debt securities | CMBS
Assets
Trading assets		2,501
Investment securities		171
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets		2,255
Level 2 | Recurring basis | Equity securities
Assets
Securities received as collateral		529
Trading assets	2,459	3,481
Investment securities		119
Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	116,942	141,347
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	65,823	84,932
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	27,526	30,302
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	17,967	18,251
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	4,739	7,107
Level 2 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	633
Level 2 | Recurring basis | Other
Assets
Trading assets	344	2,294
Level 3 | Recurring basis
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	30	46
Trading assets	8,814	8,754
Investment securities	166	42
Other investments	1,309	1,601
Loans	4,324	4,530
Loans - of which commercial and industrial	1,949	2,207
Loans - of which financial institutions	1,391	1,480
Loans - of which real estate	515
Other intangible assets (mortgage servicing rights), at fair value	163	158
Other assets	1,543	1,511
Other assets - of which loans held-for-sale	1,235	1,350
Total assets at fair value	16,349	16,642
Level 3 | Recurring basis | Private equity
Assets
Other investments		29
Level 3 | Recurring basis | Private equity - of which equity funds
Assets
Other investments		22
Level 3 | Recurring basis | Hedge funds
Assets
Other investments		0
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments		0
Level 3 | Recurring basis | Other equity investments
Assets
Other investments		271
Level 3 | Recurring basis | Other equity investments - of which private
Assets
Other investments		271
Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,067	1,301
Level 3 | Recurring basis | Debt securities
Assets
Securities received as collateral		0
Trading assets	2,076	2,292
Investment securities		42
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	232	270
Investment securities		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral		0
Trading assets	1,260	1,412
Investment securities		0
Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	269	320
Investment securities		40
Level 3 | Recurring basis | Debt securities | CMBS
Assets
Trading assets		16
Investment securities		2
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets		126
Level 3 | Recurring basis | Equity securities
Assets
Securities received as collateral		46
Trading assets	132	163
Investment securities		0
Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	3,298	3,289
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	507	801
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	258	188
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	1,054	833
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	673	634
Level 3 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	806
Level 3 | Recurring basis | Other
Assets
Trading assets	3,308	3,010
Bank
Assets
Cash and Due from Banks	115	212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	81,818	77,498
Securities received as collateral	41,696	38,074
Trading assets	132,427	156,774
Investment securities	2,909	2,189
Other investments	2,430	3,497
Loans	14,873	15,307
Other intangible assets (mortgage servicing rights), at fair value	163	158
Other assets	7,263	9,018
Netting impact	(110,100)	(128,800)
Total assets at fair value, measured at net asset value per share	2,216	2,899
Bank | Recurring basis
Assets
Cash and Due from Banks	115	212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	81,818	77,498
Securities received as collateral	41,696	38,074
Trading assets	132,427	156,774
Trading assets, measured at net asset value per share	1,126	1,053
Investment securities	2,909	2,189
Other investments	2,430	3,497
Other investments, measured at net asset value per share	1,100	1,855
Loans	14,873	15,307
Loans - of which commercial and industrial	5,925	5,644
Loans - of which financial institutions	5,555	6,370
Loans - of which real estate	661
Other intangible assets (mortgage servicing rights), at fair value	163	158
Other assets	7,263	9,018
Other assets - of which loans held-for-sale	5,473	7,150
Netting impact	(110,134)	(128,771)
Total assets at fair value	283,694	302,727
Total assets at fair value, measured at net asset value per share	2,226	2,908
Bank | Recurring basis | Private equity
Assets
Other investments		372
Other investments, measured at net asset value per share		343
Bank | Recurring basis | Private equity - of which equity funds
Assets
Other investments		155
Other investments, measured at net asset value per share		133
Bank | Recurring basis | Hedge funds
Assets
Other investments		391
Other investments, measured at net asset value per share		391
Bank | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments		239
Other investments, measured at net asset value per share		239
Bank | Recurring basis | Other equity investments
Assets
Other investments		1,426
Other investments, measured at net asset value per share		1,121
Bank | Recurring basis | Other equity investments - of which private
Assets
Other investments		1,419
Other investments, measured at net asset value per share		1,121
Bank | Recurring basis | Life finance instruments
Assets
Other investments	1,067	1,308
Bank | Recurring basis | Debt securities
Assets
Securities received as collateral		1,378
Trading assets	62,216	72,826
Trading assets, measured at net asset value per share	12
Investment securities		2,064
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	28,321	34,087
Investment securities		1,236
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral		726
Trading assets	9,403	11,883
Trading assets, measured at net asset value per share	12
Investment securities		238
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	19,921	21,719
Investment securities		207
Bank | Recurring basis | Debt securities | CMBS
Assets
Trading assets		2,517
Investment securities		173
Bank | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets		2,381
Bank | Recurring basis | Equity securities
Assets
Securities received as collateral		36,696
Trading assets	46,517	55,822
Trading assets, measured at net asset value per share	1,114	1,053
Investment securities		125
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	18,402	19,900
Netting impact	(109,930)	(128,607)
Bank | Recurring basis | Trading assets
Assets
Netting impact	(109,930)	(128,607)
Bank | Recurring basis | Other
Assets
Trading assets	5,292	8,226
Bank | Recurring basis | Other assets
Assets
Netting impact	(204)	(164)
Bank | Level 1 | Recurring basis
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	37,962	36,697
Trading assets	76,178	87,452
Investment securities	0	250
Other investments	14	25
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Loans - of which real estate	0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	117	101
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	114,271	124,525
Bank | Level 1 | Recurring basis | Private equity
Assets
Other investments		0
Bank | Level 1 | Recurring basis | Private equity - of which equity funds
Assets
Other investments		0
Bank | Level 1 | Recurring basis | Hedge funds
Assets
Other investments		0
Bank | Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments		0
Bank | Level 1 | Recurring basis | Other equity investments
Assets
Other investments		25
Bank | Level 1 | Recurring basis | Other equity investments - of which private
Assets
Other investments		18
Bank | Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Debt securities
Assets
Securities received as collateral		576
Trading assets	23,726	29,827
Investment securities		244
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	23,547	29,561
Investment securities		98
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral		0
Trading assets	66	179
Investment securities		0
Bank | Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0	0
Investment securities		0
Bank | Level 1 | Recurring basis | Debt securities | CMBS
Assets
Trading assets		0
Investment securities		0
Bank | Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets		0
Bank | Level 1 | Recurring basis | Equity securities
Assets
Securities received as collateral		36,121
Trading assets	42,812	51,125
Investment securities		6
Bank | Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	8,000	3,577
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	3,557	1,219
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	25	19
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	4,415	2,339
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0	0
Bank | Level 1 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	2
Bank | Level 1 | Recurring basis | Other
Assets
Trading assets	1,640	2,923
Bank | Level 2 | Recurring basis
Assets
Cash and Due from Banks	115	212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	81,818	77,498
Securities received as collateral	3,704	1,331
Trading assets	156,239	188,122
Investment securities	2,743	1,897
Other investments	7	16
Loans	10,549	10,777
Loans - of which commercial and industrial	3,976	3,437
Loans - of which financial institutions	4,164	4,890
Loans - of which real estate	146
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	5,807	7,570
Other assets - of which loans held-for-sale	4,238	5,800
Total assets at fair value	260,982	287,423
Bank | Level 2 | Recurring basis | Private equity
Assets
Other investments		0
Bank | Level 2 | Recurring basis | Private equity - of which equity funds
Assets
Other investments		0
Bank | Level 2 | Recurring basis | Hedge funds
Assets
Other investments		0
Bank | Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments		0
Bank | Level 2 | Recurring basis | Other equity investments
Assets
Other investments		9
Bank | Level 2 | Recurring basis | Other equity investments - of which private
Assets
Other investments		9
Bank | Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	0	7
Bank | Level 2 | Recurring basis | Debt securities
Assets
Securities received as collateral		802
Trading assets	36,402	40,707
Investment securities		1,778
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	4,542	4,256
Investment securities		1,138
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral		726
Trading assets	8,065	10,292
Investment securities		238
Bank | Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	19,652	21,399
Investment securities		167
Bank | Level 2 | Recurring basis | Debt securities | CMBS
Assets
Trading assets		2,501
Investment securities		171
Bank | Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets		2,255
Bank | Level 2 | Recurring basis | Equity securities
Assets
Securities received as collateral		529
Trading assets	2,459	3,481
Investment securities		119
Bank | Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	117,034	141,641
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	65,823	84,932
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	27,526	30,302
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	18,059	18,544
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	4,739	7,107
Bank | Level 2 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	633
Bank | Level 2 | Recurring basis | Other
Assets
Trading assets	344	2,293
Bank | Level 3 | Recurring basis
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	30	46
Trading assets	8,814	8,754
Investment securities	166	42
Other investments	1,309	1,601
Loans	4,324	4,530
Loans - of which commercial and industrial	1,949	2,207
Loans - of which financial institutions	1,391	1,480
Loans - of which real estate	515
Other intangible assets (mortgage servicing rights), at fair value	163	158
Other assets	1,543	1,511
Other assets - of which loans held-for-sale	1,235	1,350
Total assets at fair value	16,349	16,642
Bank | Level 3 | Recurring basis | Private equity
Assets
Other investments		29
Bank | Level 3 | Recurring basis | Private equity - of which equity funds
Assets
Other investments		22
Bank | Level 3 | Recurring basis | Hedge funds
Assets
Other investments		0
Bank | Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments		0
Bank | Level 3 | Recurring basis | Other equity investments
Assets
Other investments		271
Bank | Level 3 | Recurring basis | Other equity investments - of which private
Assets
Other investments		271
Bank | Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,067	1,301
Bank | Level 3 | Recurring basis | Debt securities
Assets
Securities received as collateral		0
Trading assets	2,076	2,292
Investment securities		42
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	232	270
Investment securities		0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral		0
Trading assets	1,260	1,412
Investment securities		0
Bank | Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	269	320
Investment securities		40
Bank | Level 3 | Recurring basis | Debt securities | CMBS
Assets
Trading assets		16
Investment securities		2
Bank | Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets		126
Bank | Level 3 | Recurring basis | Equity securities
Assets
Securities received as collateral		46
Trading assets	132	163
Investment securities		0
Bank | Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	3,298	3,289
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	507	801
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	258	188
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	1,054	833
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	673	634
Bank | Level 3 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	806
Bank | Level 3 | Recurring basis | Other
Assets
Trading assets	SFr 3,308	SFr 3,010